THE RBB FUND, INC.

Robeco Investment Funds

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated March 23, 2012

to the Institutional Class Prospectus

dated December 31, 2011, as revised January 13, 2012

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the following is inserted as a separate paragraph under the heading titled “SHAREHOLDER INFORMATION - Purchase of Fund Shares” immediately after the “Additional Investments” paragraph on page 54 of the Prospectus:

Purchases in Kind. In certain circumstances, Shares of the Funds may be purchased “in kind” (i.e. in exchange for securities, rather than cash). The securities rendered in connection with an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable in accordance with the Company’s valuation procedures. Securities accepted by the Funds will be valued, as set forth in this Prospectus, as of the time of the next determination of net asset value after such acceptance. Fund Shares that are issued to the investor in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the receiving Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A Fund will not accept securities in exchange for its Shares unless such securities are, at the time of the exchange, eligible to be held by the Fund and satisfy such other conditions as may be imposed by Robeco or the Company. Purchases in-kind may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the receiving Fund.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

Robeco Investment Funds

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated March 23, 2012

to the Investor Class Prospectus

dated December 31, 2011, as revised January 13, 2012

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the following is inserted as a separate paragraph under the heading titled “SHAREHOLDER INFORMATION - Purchase of Fund Shares” immediately after the “Additional Investments” paragraph on page 48 of the Prospectus:

Purchases in Kind. In certain circumstances, Shares of the Funds may be purchased “in kind” (i.e. in exchange for securities, rather than cash). The securities rendered in connection with an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable in accordance with the Company’s valuation procedures. Securities accepted by the Funds will be valued, as set forth in this Prospectus, as of the time of the next determination of net asset value after such acceptance. Fund Shares that are issued to the investor in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the receiving Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A Fund will not accept securities in exchange for its Shares unless such securities are, at the time of the exchange, eligible to be held by the Fund and satisfy such other conditions as may be imposed by Robeco or the Company. Purchases in-kind may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the receiving Fund.

Please retain this Supplement for future reference.